Financial Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Derivatives used for hedging	S/ 2,139,714	S/ 2,637,630
Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		181
Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging	61	383
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		181
Level 2 of fair value hierarchy [member] | Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging	S/ 61	S/ 383